Debt - Short-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Commercial Paper	$ 0.0	$ 500.0
Short-term Debt, Weighted Average Interest Rate		0.30%